Consolidated Statements of Changes in Equity (Parenthetical)	Mar. 31, 2020 ₨ / shares shares	Mar. 31, 2019 ₨ / shares shares	Mar. 31, 2018 ₨ / shares shares
Face value of treasury shares | (per share)	₨ 1	₨ 1
Treasury shares [member] | Vedanta Limited Employee Stock Option Scheme 2016 [member]
Number of treasury shares | shares	14,378,261	14,998,702	9,233,871
Face value of treasury shares | ₨ / shares	₨ 1	₨ 1	₨ 1